Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Series G Preferred Units [Member]	Dec. 31, 2011 Series G Preferred Units [Member]	Dec. 31, 2012 Series I Redeemable Convertible Preferred Stock [Member]
Cash flows from operating activities:
Net loss	$ (57,719,035)	$ (92,949,278)	$ (111,340,409)	$ (90,434,568)	$ (295,138,939)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,886,110	6,564,516	8,411,187	4,895,742	2,867,866
Impairment of goodwill and other long-lived assets		379,537	379,537	4,121,349	11,548,650
Impairment of plant and equipment	1,328	1,693,779	1,698,356
Issuance of restricted stock and stock options for directors' compensation	259,724	956,916	1,563,519	945,001	930,202
Non-cash stock option and restricted stock compensation expense	4,850,527	4,603,988	6,947,959	3,675,353	3,837,757
Accretion of preferred stock redemption value		7,523,459	7,523,459	239,408	73,077,280
Non-cash sales incentive	22,916	458,162	458,162	2,480,900
Allowance for doubtful accounts receivable	130,438	181,003	577,090	2,001,614	604,761
Inventory valuation allowance	5,697,809	15,435,121	15,829,639	20,537,341	2,691,787
Provision for losses on non-cancelable purchase commitments	1,908,694	3,399,490	5,580,993	8,549,202
Write-off of deferred offering costs				1,269,318
Decrease (increase) in fair value of warrants	(1,320,753)	(2,713,876)	(8,503,480)		150,557,529
Dividends on preferred stock		1,799,392	1,799,392	237,824	3,534,795
Loss (gain) on disposal of assets	497,140	(22,181)	52,373	460,925	1,198,846
Deferred income tax					(1,123,107)
Changes in operating assets and liabilities:
Accounts receivable	2,998,530	12,114,955	15,264,498	(15,282,283)	(11,267,920)
Inventories	(8,262,220)	(9,479,797)	(5,654,120)	(42,335,216)	(17,257,429)
Prepaid expenses	873,962	6,447,594	6,701,545	(5,716,070)	(4,016,820)
Other current and long-term assets	551,167	409,852	514,865	(825,702)	754,480
Accounts payable	(4,530,892)	(9,022,436)	(14,559,603)	(10,637,915)	29,222,471
Accrued expenses and other liabilities	(2,625,304)	2,816,346	2,861,426	(297,394)	2,467,808
Unearned revenue		(39,278)	(40,999)	(91,011)	119,379
Net cash used in operating activities	(49,779,859)	(49,442,736)	(63,934,611)	(116,206,182)	(45,390,604)
Cash flows from investing activities:
Purchase of property and equipment	(1,486,067)	(5,140,226)	(5,895,070)	(17,568,135)	(6,651,591)
Capitalized patents	(772,322)	(315,625)	(456,874)	(217,621)
Proceeds from sale of property and equipment	565,918	36,000	36,000	81,942	54,500
Net cash used in investing activities	(1,692,471)	(5,419,851)	(6,315,944)	(17,703,814)	(6,597,091)
Cash flows from financing activities:
Net (payments) proceeds from draws on lines of credit and other short-term borrowings	29,009,826	(20,518,032)	(32,717,201)	34,619,866	(11,705,199)
Proceeds from long-term borrowings				25,700
Payment of short and long-term debt	(3,666)	(10,276)	(11,416)	(97,860)	(2,101,423)
Restricted cash related to line of credit				(5,000,000)
Proceeds from issuance of common stock under equity compensation plans	35,913	876,743	893,927	1,364,628	362,557
Redemption of 6% Convertible Preferred Stock		(33,830)	(33,830)		(596,890)
Payment of 6% Convertible Preferred Stock dividends					(17,116)
Proceeds from private placement of common stock				59,299,928	25,000,000
Proceeds from issuance of Preferred Units / Redeemable Convertible Preferred Stock				34,108,000		18,250,000	34,108,000	6,364,000
Payment in settlement of Repurchase Obligation		(10,245,675)	(10,245,675)
Placement agent commissions on private placements	(556,049)	(7,620,413)	(7,620,413)	(1,783,497)
Net cash provided by financing activities	45,880,024	72,267,517	83,078,986	122,536,765	66,321,185
Effect of exchange rate changes on cash	50,753	58,524	(66,027)	(44,796)	(110,838)
Net (decrease) increase in cash	(5,541,553)	17,463,454	12,762,404	(11,418,027)	14,222,652
Cash and cash equivalents balance at beginning of period	15,834,077	3,071,673	3,071,673	14,489,700	267,048
Cash and cash equivalents balance at end of period	10,292,524	20,535,127	15,834,077	3,071,673	14,489,700
Supplemental disclosures:
Interest paid during the period	2,878,583	4,011,549	5,038,919	1,878,635	565,786
Non-cash investing and financing activities:
Issuance of Repurchase Obligation		12,100,000	12,100,000
Change in fair value of Repurchase Obligation		388,175	388,175
Settlement of Repurchase Obligation with issuance of Series I Redeemable Convertible Preferred Stock		(6,000,000)	(6,000,000)
Treasury stock received in settlement of Repurchase Obligation		3,757,500	3,757,500
Deemed dividends on Series H, I and J Redeemable Convertible Preferred Stock	(21,590,049)	(202,105,466)	(202,105,466)
Note receivable for Issuance of Series H Redeemable Convertible Preferred Stock		24,500,000
Pegasus Commitment		(1,600,000)	(1,600,000)
Conversion of Series H Preferred Stock to common stock			346
Conversion of debt to equity				6,543,200
Conversion of notes payable and accrued interest to Series D Units					40,590,240
Conversion of accrued guaranty fees and interest to Series D Units					1,694,482
Conversion of Series D Units to common stock					275,022,999
Conversion of Series E Units to common stock					$ 49,748,792